Financial risk management and financial instruments - Financing Risk and Credit rating (Details)		12 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Oct. 18, 2021
Minimum
Capital allocation
Target minimum average time to maturity for long-term borrowings		2 years
Funds From Operations (FFO)/Net debt			30.00%
Period to maintain strong liquidity	12 months
Maximum
Capital allocation
Debt/EBITDA to be sustained	2.5
Period to maintain strong liquidity	18 months